Income tax and deferred tax	12 Months Ended
Dec. 31, 2022
Income Tax And Deferred Tax
Income tax and deferred tax

Note	32 | Income tax and deferred tax

The breakdown of income tax, determined in accordance with the provisions of IAS 12 is as follows:

	12.31.22	12.31.21	12.31.20
Deferred tax	(15,017)	(12,356)	8,150
Change in the income tax rate	—	(14,557)	2,501
Current tax	—	(3,978)	—
Difference between provision and tax return	183	436	(179)
Income tax expense	(14,834)	(30,455)	10,472

The detail of the income tax expense for the year includes two effects: (i) the current tax for the year payable in accordance with the tax legislation applicable to the Company; and (ii) the effect of applying the deferred tax method on the temporary differences arising from the valuation of assets and liabilities for accounting and tax purposes.

The breakdown of deferred tax assets and liabilities is as follows:

	12.31.21	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income	12.31.22
Deferred tax assets
Tax loss carryforward (*)	—	—	16,541	—	16,541
Trade receivables and other receivables	4,350	(2,117)	(796)	—	1,437
Trade payables and other payables	2,340	(1,139)	508	—	1,709
Salaries and social security taxes payable	1,037	(505)	250	—	782
Benefit plans	34	(17)	(44)	229	202
Tax liabilities	49	(24)	18	—	43
Provisions	3,148	(1,532)	649	—	2,265
Deferred tax asset	10,958	(5,334)	17,126	229	22,979

Deferred tax liabilities:
Property, plant and equipment	(99,315)	48,330	(63,734)	—	(114,719)
Financial assets at fair value through profit or loss	(745)	363	(1,373)	—	(1,755)
Borrowings	(2)	1	(197)	—	(198)
Tax inflation adjustment	(7,199)	3,503	(13,519)	—	(17,215)
Deferred tax liability	(107,261)	52,197	(78,823)	—	(133,887)

Net deferred tax liability	(96,303)	46,863	(61,697)	229	(110,908)

(*)	Relates to the tax loss originated in fiscal year 2022, for a nominal value of $ 47,259, which becomes statute-barred in 2027. It does not exceed its recoverable value.

	12.31.20	Result from exposure to inflation	Charged to Profit and loss	Charged to Other comprenhen- sive income	12.31.21
Deferred tax assets
Tax loss carryforward	728	(245)	(483)	—	—
Trade receivables and other receivables	3,970	(1,338)	1,718	—	4,350
Trade payables and other payables	1,991	(672)	1,021	—	2,340
Salaries and social security taxes payable	750	(253)	540	—	1,037
Benefit plans	226	(76)	21	(137)	34
Tax liabilities	56	(19)	12	—	49
Provisions	2,404	(810)	1,554	—	3,148
Deferred tax asset	10,125	(3,413)	4,383	(137)	10,958

Deferred tax liabilities:
Property, plant and equipment	(68,732)	23,178	(53,761)	—	(99,315)
Financial assets at fair value through profit or loss	(877)	296	(164)	—	(745)
Borrowings	(6)	2	2	—	(2)
Tax inflation adjustment	(10,199)	3,440	(440)	—	(7,199)
Deferred tax liability	(79,814)	26,916	(54,363)	—	(107,261)

Net deferred tax liability	(69,689)	23,503	(49,980)	(137)	(96,303)

The reconciliation between the income tax expense recognized in profit or loss and the amount that would result from applying the applicable tax rate to the accounting loss before taxes, is as follows:

	12.31.22	12.31.21	12.31.20
Loss for the year before taxes	(2,634)	(11,122)	(62,489)
Applicable tax rate	35%	35%	30%
Result for the year at the tax rate	922	3,893	18,747
Gain (loss) on net monetary position	6,013	(6,541)	(3,935)
Adjustment effect on tax inflation	(21,929)	(13,581)	(6,539)
Non-taxable income	(23)	(105)	(123)
Difference between provision and tax return	183	436	(179)
Change in the income tax rate	—	(14,557)	2,501
Income tax expense	(14,834)	(30,455)	10,472

The income tax payable, net of withholdings is detailed below.

	12.31.22	12.31.21
Current
Provision of income tax payable	—	3,977
Tax withholdings	—	(1,535)
Total current	—	2,442